Important Notice Regarding Change in

ETF Name, Index and Related Matters

SPDR® SERIES TRUST

SPDR Russell Small Cap Completeness® ETF

(the “Fund”)

Supplement dated June 20, 2016 to the Fund’s Prospectus and

Statement of Additional Information, each dated October 31, 2015, as supplemented

On or about August 31, 2016, the Fund’s name and benchmark index will change as indicated in the table below.

Current		New
ETF Name (Ticker Symbol)	Benchmark Index	ETF Name (Ticker Symbol)	Benchmark Index
SPDR Russell Small Cap Completeness ETF (RSCO)	Russell Small Cap Completeness Index	SPDR S&P 1000 ETF (SMD)	S&P 1000 Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRSERTREQSUP2